Goodwill and Other Intangible Assets, net (Range of Useful Lives of Amortizable Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2013 Trademarks [Member] Minimum [Member]	Dec. 31, 2013 Trademarks [Member] Maximum [Member]	Dec. 31, 2013 Distribution Networks [Member]	Dec. 31, 2013 Distribution Networks [Member] Minimum [Member]	Dec. 31, 2013 Distribution Networks [Member] Maximum [Member]	Dec. 31, 2013 Non-Compete Agreements [Member]	Dec. 31, 2013 Non-Compete Agreements [Member] Minimum [Member]	Dec. 31, 2013 Non-Compete Agreements [Member] Maximum [Member]	Dec. 31, 2013 Other (Including Farmer Contracts and Intellectual Property Rights) [Member]	Dec. 31, 2013 Other (Including Farmer Contracts and Intellectual Property Rights) [Member] Minimum [Member]	Dec. 31, 2013 Other (Including Farmer Contracts and Intellectual Property Rights) [Member] Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross carrying amount	$ 1,940	$ 2,046	$ 1,586			$ 160			$ 135			$ 59
Initial Estimated Useful Lines				2 years	40 years		20 years	30 years		3 years	10 years		12 years 6 months	17 years
Weighted-Average Remaining Useful Life			24 years			14 years			1 year			12 years